UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22752

Nuveen Intermediate Duration Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Intermediate Duration Municipal Term Fund (NID)
	August 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 125.8% (99.8% of Total Investments)

	MUNICIPAL BONDS – 125.8% (99.8% of Total Investments)

	National – 2.1% (1.7% of Total Investments)
$ 5,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool,	5/15 at 100.00	Ba2	$ 5,075,450
	Series 2000B, 5.750%, 6/30/50 (Mandatory put 9/30/19) (Alternative Minimum Tax)
1,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool,	3/15 at 100.00	N/R	1,005,020
	Series 2004A-2, 4.900%, 7/31/49 (Mandatory put 9/30/14) (Alternative Minimum Tax)
7,406	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool,	1/18 at 100.00	Ba1	7,406,398
	Series 2013A-5, 5.000%, 1/31/28 (Mandatory put 1/31/18) (Alternative Minimum Tax)
13,406	Total National			13,486,868
	Alabama – 3.2% (2.6% of Total Investments)
235	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006,	4/16 at 100.00	B1	221,854
	5.125%, 4/01/21 – AMBAC Insured
7,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	10/14 at 100.00	AA–	7,001,540
	4/01/22 – NPFG Insured
665	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/18 –	4/15 at 100.00	AA–	665,685
	NPFG Insured
	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,
	Series 2004A:
625	5.250%, 1/01/16	1/15 at 100.00	BBB	629,375
10,000	5.250%, 1/01/20	1/15 at 100.00	BBB	10,091,098
200	5.500%, 1/01/22 – AGM Insured	1/15 at 100.00	AA	200,236
2,000	5.250%, 1/01/23	1/15 at 100.00	BBB	2,009,820
20,725	Total Alabama			20,819,608
	Alaska – 0.3% (0.2% of Total Investments)
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	12/14 at 100.00	B2	1,580,300
	Series 2006A, 5.000%, 6/01/32
	Arizona – 1.2% (0.9% of Total Investments)
1,000	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	10/16 at 100.00	N/R	1,004,140
	Campus Project, Series 2006, 5.100%, 10/01/22
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/22 at 100.00	BBB+	2,241,720
	Hospital, Refunding Series 2012A, 5.000%, 2/01/27
	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
260	4.125%, 7/01/19 – FGIC Insured	No Opt. Call	BB+	265,730
200	5.250%, 7/01/22 – FGIC Insured	1/16 at 100.00	BB+	206,548
300	5.250%, 7/01/25 – FGIC Insured	No Opt. Call	BB+	309,021
	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy
	Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013:
120	4.000%, 7/01/18	No Opt. Call	BB	121,402
800	5.000%, 7/01/23	No Opt. Call	BB	820,640
95	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts	7/21 at 100.00	BB	101,121
	Academies – Veritas Project, Series 2012, 6.250%, 7/01/32
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and	7/20 at 102.00	BB+	710,577
	Refunding Bonds, Edkey Charter Schools Project, Series 2013, 5.000%, 7/01/25
800	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	No Opt. Call	BBB+	899,920
	5.000%, 7/01/19
977	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,006,437
	2005, 5.750%, 7/01/22
7,312	Total Arizona			7,687,256
	California – 11.1% (8.8% of Total Investments)
100	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	BBB+	108,714
	Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender	No Opt. Call	AA	5,644,332
	Option Bond 3306, 26.213%, 8/01/23 (IF) (4)
1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	No Opt. Call	Ba2	1,126,960
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	10/26 at 100.00	AA	777,450
	Option Bond Trust 4740, 3.380%, 4/01/36 (IF) (4)
	California Statewide Community Development Authority, Revenue Bonds, International School of
	the Peninsula, Palo Alto, California, Series 2006:
1,190	5.000%, 11/01/16	No Opt. Call	N/R	1,233,792
2,125	5.000%, 11/01/21	11/16 at 100.00	N/R	2,187,433
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	8/20 at 100.00	N/R	5,338,950
	Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/15 at 100.00	AA–	2,005,340
	1995A, 5.000%, 1/01/35 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
14,425	4.500%, 6/01/27	6/17 at 100.00	B	13,206,951
5,100	5.000%, 6/01/33	6/17 at 100.00	B	4,213,620
3,400	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	No Opt. Call	N/R	3,635,110
	Allocation Bonds, Series 2007A, 5.500%, 9/01/17 – SYNCORA GTY Insured
310	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/18 at 100.00	BBB–	325,708
	Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23
250	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	315,380
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 2,
	Series 2006D:
1,020	0.000%, 8/01/18	No Opt. Call	N/R	834,544
1,165	0.000%, 8/01/19	No Opt. Call	N/R	895,908
1,310	0.000%, 8/01/20	No Opt. Call	N/R	947,680
1,450	0.000%, 8/01/21	No Opt. Call	N/R	981,969
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
2,430	5.500%, 11/01/19	No Opt. Call	Ba1	2,647,193
5,000	6.625%, 11/01/29	11/19 at 100.00	Ba1	5,482,600
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities	No Opt. Call	N/R	781,816
	District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29
370	Riverside County, California, Community Facilities District 05-8, Scott Road, Special Tax	No Opt. Call	N/R	394,501
	Bonds Series 2013, 4.000%, 9/01/21
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series	No Opt. Call	AA	2,790,917
	2005A, 5.750%, 10/01/24 – AGM Insured
175	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa1	184,807
	5.000%, 9/01/16
260	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding	No Opt. Call	N/R	293,301
	Bonds Series 2013, 5.000%, 9/01/20
420	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	2/15 at 100.00	AA–	420,848
	Project, Series 2003, 5.000%, 8/01/25 – FGIC Insured
100	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	109,393
	Project, Series 2006D, 5.000%, 8/01/18 – AMBAC Insured
550	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	No Opt. Call	BBB	589,622
	Project, Series 2007B, 5.000%, 8/01/19 – SYNCORA GTY Insured
1,500	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District	No Opt. Call	N/R	1,602,030
	2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32
1,500	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District	No Opt. Call	N/R	1,602,030
	2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	9,226,200
	Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27
1,565	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B+	1,535,672
	Bonds, Series 2005A-1, 4.750%, 6/01/23
400	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	452,332
70,450	Total California			71,893,103
	Colorado – 4.2% (3.4% of Total Investments)
505	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding	12/17 at 100.00	N/R	521,009
	Series 2007A, 4.375%, 12/01/18 – RAAI Insured
4,005	Castle Oaks Metropolitan District, In the Town of Castle Rock, Douglas County, Colorado,	No Opt. Call	N/R	4,007,603
	General Obligation Bonds, Limited Tax Refunding and Improvement Series 2012, 5.500%, 12/01/22
1,010	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	No Opt. Call	B–	1,071,267
	of Charter Schools Project, Series 2010B, 6.125%, 11/01/20
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/18 at 100.00	N/R	524,175
	Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28
200	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	No Opt. Call	BB+	211,052
	Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22
975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National	No Opt. Call	BBB	1,062,643
	Obligated Group Project, Series 2010A, 5.250%, 11/15/20
958	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	962,592
	2013, 6.875%, 10/01/27 (Alternative Minimum Tax)
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust 2012-5A,	11/22 at 100.00	AA	4,230,072
	14.116%, 11/15/30 (IF)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 3316:
100	22.438%, 9/01/22 (IF) (4)	No Opt. Call	Aa2	217,220
300	22.438%, 3/01/23 (IF) (4)	No Opt. Call	Aa2	666,210
430	22.387%, 3/01/24 (IF) (4)	No Opt. Call	Aa2	966,206
725	22.438%, 3/01/25 (IF) (4)	No Opt. Call	Aa2	1,618,273
200	22.438%, 9/01/25 (IF) (4)	No Opt. Call	Aa2	446,550
3,385	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	3,515,763
	Senior Lien Series 2006, 5.125%, 12/01/24 – SYNCORA GTY Insured
300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-1, 5.500%,	No Opt. Call	AA–	313,302
	9/01/24 – NPFG Insured
860	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public	No Opt. Call	N/R	863,758
	Improvement Fee Supported Revenue Bonds, Series 2014A, 5.750%, 3/01/32
250	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and	12/17 at 100.00	BBB–	264,793
	Improvement Bonds, Series 2008, 5.625%, 12/01/20
225	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation	12/16 at 100.00	N/R	227,097
	Bonds, Refunding Series 2007, 4.300%, 12/15/19 – ACA Insured
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding
	Series 2013:
500	5.000%, 12/01/18	No Opt. Call	N/R	537,245
1,000	5.000%, 12/01/21	No Opt. Call	N/R	1,087,190
590	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	No Opt. Call	N/R	562,648
	Refunding Series 2007, 5.200%, 12/01/17
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay	No Opt. Call	A	3,524,409
	Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27
23,438	Total Colorado			27,401,077
	Connecticut – 0.2% (0.2% of Total Investments)
6,016	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	1,326,246
	2013A, 6.050%, 7/01/31
	District of Columbia – 0.7% (0.6% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC
	Issue, Series 2013:
500	4.000%, 10/01/19	No Opt. Call	BBB–	516,135
500	4.000%, 10/01/20	No Opt. Call	BBB–	512,260
670	4.000%, 10/01/21	No Opt. Call	BBB–	679,856
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond
	Trust 1187:
745	21.565%, 6/01/29 (IF) (4)	6/21 at 100.00	A1	1,074,886
785	21.484%, 6/01/30 (IF) (4)	6/21 at 100.00	A1	1,131,264
520	21.565%, 6/01/31 (IF) (4)	6/21 at 100.00	A1	733,980
3,720	Total District of Columbia			4,648,381
	Florida – 10.4% (8.3% of Total Investments)
1,780	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master	No Opt. Call	N/R	1,780,160
	Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,
	Series 2013A:
425	5.000%, 11/15/20	No Opt. Call	BBB	478,176
150	5.000%, 11/15/23	No Opt. Call	BBB	168,003
125	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 5.750%,	No Opt. Call	CC	75,004
	6/01/22
430	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects	10/14 at 100.00	AA–	429,966
	Loan Program, Series 2001F-1, 5.000%, 10/01/31 – NPFG Insured
2,380	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX,	7/20 at 100.00	Baa3	2,627,115
	LLC Project, Series 2010A, 5.350%, 7/01/29
1,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	No Opt. Call	BBB–	1,036,850
	Refunding Series 2013A, 4.500%, 6/01/23
3,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue	5/15 at 100.00	N/R	3,016,380
	Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20
1,500	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper	2/15 at 100.00	BBB	1,501,275
	Company Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)
3,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	No Opt. Call	BB–	3,661,560
	Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21
1,255	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	1,312,994
	Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22
	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds,
	Florida Proton Therapy Institute Project, Series 2007A:
490	6.000%, 9/01/17	No Opt. Call	N/R	551,328
1,500	6.250%, 9/01/27	9/17 at 100.00	N/R	1,635,045
	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special
	Assessment Revenue Refunding Bonds, Series 2012:
1,430	5.250%, 11/01/22	No Opt. Call	N/R	1,487,171
1,365	5.750%, 11/01/32	No Opt. Call	N/R	1,416,583
2,500	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County	6/17 at 100.00	BB	2,544,600
	Community Charter Schools, Series 2007A, 5.250%, 6/15/27
1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds,	5/17 at 100.00	BB+	1,035,800
	Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series
	2007, 5.000%, 11/15/22
1,000	Live Oak Community Development District 2, Hillsborough County, Florida, Special Assessment	11/14 at 100.00	N/R	1,000,630
	Bonds. Series 2004A, 5.850%, 5/01/35
405	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A,	7/15 at 100.00	N/R	250,274
	6.000%, 7/01/25 (5)
5,615	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/20 at 100.00	Ba1	5,849,819
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative
	Minimum Tax)
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option
	Bond Trust 1156:
700	21.376%, 7/01/22 (IF) (4)	No Opt. Call	A–	1,365,980
820	21.376%, 7/01/23 (IF) (4)	7/22 at 100.00	A–	1,548,693
1,115	21.376%, 7/01/24 (IF) (4)	7/22 at 100.00	A–	2,026,011
800	21.376%, 7/01/25 (IF) (4)	7/22 at 100.00	A–	1,416,960
1,370	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement	No Opt. Call	N/R	1,463,105
	Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22
2,360	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland	5/15 at 100.00	N/R	2,368,472
	Golf and Country Club Area A, Series 2005-A1, 5.450%, 5/01/26
2,220	Northern Palm Beach County Improvement District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	2,330,578
	Water Control and Improvement Refunding Bonds, Development Unit 16, Series 2012,
	5.125%, 8/01/22
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	11/22 at 100.00	BBB+	968,013
	Series 2013A, 5.000%, 11/01/33
4,000	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2011B,	No Opt. Call	N/R	4,152,760
	7.250%, 8/01/16
1,250	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	1,291,775
	Refunding Series 2013, 3.500%, 5/01/19
	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
2,150	5.500%, 10/01/24	10/17 at 100.00	BBB–	2,342,877
215	5.250%, 10/01/27	10/17 at 100.00	BBB–	229,820
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	BBB–	1,844,444
	Refunding Series 2012, 5.000%, 5/01/26
1,130	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds,	5/23 at 100.00	N/R	1,152,713
	Refunding Series 2013, 4.000%, 5/01/25
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond
	Trust 1132:
400	21.475%, 7/01/27 (IF) (4)	7/22 at 100.00	A	682,020
290	21.475%, 7/01/28 (IF) (4)	7/22 at 100.00	A	481,980
1,000	16.526%, 7/01/29 (IF) (4)	7/22 at 100.00	A	1,234,550
1,000	16.526%, 7/01/30 (IF) (4)	7/22 at 100.00	A	1,210,000
1,000	21.475%, 7/01/31 (IF) (4)	7/22 at 100.00	A	1,577,200
2,075	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue	5/22 at 100.00	N/R	2,189,353
	Bonds, Series 2012-A2, 5.000%, 5/01/23
2,785	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	2,769,543
	Refunding Series 2013, 4.000%, 5/01/23
700	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	739,305
	Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22
60,865	Total Florida			67,244,885
	Georgia – 1.7% (1.4% of Total Investments)
2,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines,	6/20 at 100.00	B+	2,503,760
	Inc. Project, Series 2009A, 8.750%, 6/01/29
435	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BB–	435,248
	Center, Series 2004, 5.000%, 12/01/26
	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds,
	Lenbrook Project, Series 2006A:
3,280	5.000%, 7/01/17	No Opt. Call	N/R	3,517,242
4,500	5.000%, 7/01/27	7/17 at 100.00	N/R	4,559,085
10,215	Total Georgia			11,015,335
	Guam – 2.2% (1.8% of Total Investments)
500	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 5.000%, 11/01/16	No Opt. Call	BBB+	538,905
1,500	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High	No Opt. Call	B+	1,635,120
	School Project, Series 2010A, 6.000%, 12/01/20
2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A–	2,199,940
	2010, 5.250%, 7/01/25
	Guam Government, General Obligation Bonds, 2009 Series A:
1,050	6.000%, 11/15/19	No Opt. Call	BB–	1,157,163
2,500	6.750%, 11/15/29	11/19 at 100.00	BB–	2,811,675
2,000	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23	11/17 at 100.00	BB–	2,057,760
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24	12/19 at 100.00	BBB+	1,089,030
1,100	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series	7/24 at 100.00	A–	1,207,932
	2014A, 5.000%, 7/01/29
1,365	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	1,558,025
	5.250%, 7/01/24
13,015	Total Guam			14,255,550
	Hawaii – 0.4% (0.3% of Total Investments)
740	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds,	No Opt. Call	BB	740,444
	Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines	11/14 at 100.00	B	1,553,860
	Inc., Series 1997, 5.625%, 11/15/27
2,290	Total Hawaii			2,294,304
	Idaho – 0.7% (0.6% of Total Investments)
4,645	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	4,706,175
	Hospital, Series 2006, 5.250%, 9/01/26
	Illinois – 12.0% (9.5% of Total Investments)
1,260	Bellwood, Illinois, General Obligation Bonds, Series 2006, 5.000%, 12/01/21 – SYNCORA	No Opt. Call	N/R	1,280,122
	GTY Insured
1,070	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29	No Opt. Call	N/R	1,084,830
9,535	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates,	12/14 at 100.00	N/R	9,550,351
	3.840%, 6/15/23
4,535	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	5,294,613
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
2,831	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment	No Opt. Call	N/R	2,831,325
	Project, Series 2012, 6.100%, 1/15/29
302	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project, Series	5/15 at 100.00	Baa3	309,151
	2010, 6.870%, 2/15/24
940	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	2/15 at 100.00	N/R	717,568
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 4279:
1,000	21.713%, 11/15/20 (IF) (4)	No Opt. Call	AA	1,612,500
3,040	21.713%, 11/15/20 (IF) (4)	No Opt. Call	AA	4,648,464
1,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation	10/20 at 100.00	B3	1,068,480
	Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,
	Series 2007:
1,650	5.000%, 12/01/21	12/16 at 100.00	BBB+	1,728,309
4,000	5.000%, 12/01/26	12/16 at 100.00	BBB+	4,076,120
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	5,908,694
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond
	Trust 1122:
480	21.289%, 9/01/21 (IF) (4)	No Opt. Call	BBB	791,246
330	21.250%, 9/01/21 (IF) (4)	No Opt. Call	BBB	543,576
435	21.233%, 9/01/22 (IF) (4)	No Opt. Call	BBB	708,193
	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A:
340	5.000%, 2/15/15	No Opt. Call	BB–	343,662
3,525	5.375%, 2/15/25	2/15 at 100.00	BB–	3,526,727
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding
	Series 2006A:
2,680	5.000%, 4/01/24	4/16 at 100.00	Baa3	2,700,207
1,950	5.000%, 4/01/26	4/16 at 100.00	Baa3	1,958,775
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
650	4.000%, 5/15/18	No Opt. Call	Baa1	698,705
770	4.000%, 5/15/19	No Opt. Call	Baa1	830,653
895	5.000%, 5/15/20	No Opt. Call	Baa1	1,007,502
1,035	5.000%, 5/15/21	No Opt. Call	Baa1	1,167,635
1,210	5.000%, 5/15/22	No Opt. Call	Baa1	1,355,382
1,390	5.000%, 5/15/23	5/22 at 100.00	Baa1	1,537,646
1,575	5.000%, 5/15/24	5/22 at 100.00	Baa1	1,724,216
500	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	513,620
	5.500%, 5/15/26
3,500	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation, Series	5/19 at 100.00	BBB+	3,919,475
	2009, 6.125%, 5/15/25
620	Illinois Finance Authority, Revenue Refunding Bonds, Swedish Covenant Hospital, Refunding	No Opt. Call	BBB+	673,221
	Series 2010A, 5.000%, 8/15/17
1,450	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/24	No Opt. Call	A–	1,613,082
	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,000	5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	1,141,090
1,750	5.000%, 8/01/22	No Opt. Call	A–	1,949,640
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,543,840
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 1360, 17.503%, 8/01/23 –	No Opt. Call	AA	3,087,680
	AGM Insured (IF) (4)
980	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge	3/15 at 102.00	N/R	997,914
	Lakes Project, Series 2005-2, 6.000%, 3/01/35
69,758	Total Illinois			77,444,214
	Indiana – 1.6% (1.3% of Total Investments)
1,250	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22	No Opt. Call	N/R	1,348,063
4,345	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School	3/23 at 100.00	BB–	4,236,114
	Project, Series 2013A, 6.000%, 3/01/33
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC	No Opt. Call	BB	1,068,450
	Project, Refunding Series 2013A, 6.250%, 7/01/23
950	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management	No Opt. Call	BB	1,015,028
	Indianapolis LLC Project, Series 2013A, 6.250%, 7/01/23
960	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB–	985,910
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
60	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	BB–	65,869
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
1,000	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	1,067,610
400	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	No Opt. Call	N/R	441,500
	5.875%, 1/01/24 (Alternative Minimum Tax)
9,965	Total Indiana			10,228,544
	Iowa – 2.0% (1.6% of Total Investments)
2,600	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	2,696,876
	5.500%, 7/01/25
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
6,320	5.000%, 12/01/19	No Opt. Call	BB–	6,727,450
1,000	5.500%, 12/01/22	12/18 at 100.00	BB–	1,055,690
2,000	5.250%, 12/01/25	12/23 at 100.00	BB–	2,167,520
	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa
	University Project, Series 2012:
125	3.000%, 9/01/16	No Opt. Call	BB	124,158
180	4.000%, 9/01/18	No Opt. Call	BB	181,348
200	3.000%, 9/01/19	No Opt. Call	BB	190,964
12,425	Total Iowa			13,144,006
	Kansas – 2.1% (1.7% of Total Investments)
2,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	Aa2	3,247,300
	Obligated Group, Tender Option Bond Trust 1125, 22.513%, 11/15/32 (IF) (4)
310	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	No Opt. Call	Aa2	465,911
	Obligated Group, Tender Option Bond Trust 3254, 18.231%, 5/15/20 (IF) (4)
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No.	No Opt. Call	N/R	1,985,520
	1 Project, Series 2012B, 6.100%, 12/15/34
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate	No Opt. Call	N/R	8,055,520
	Project, Series 2012, 5.250%, 12/15/29
12,310	Total Kansas			13,754,251
	Louisiana – 1.0% (0.8% of Total Investments)
1,500	Louisiana Local Government Environmental Facilities & Community Development Authority,	11/17 at 100.00	BBB	1,671,225
	Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
2,395	Louisiana Local Government Environmental Facilities and Community Development Authority,	No Opt. Call	N/R	2,598,288
	Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%,
	7/01/30 – AMBAC Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2011:
250	5.250%, 5/15/22	No Opt. Call	Baa1	283,030
500	6.250%, 5/15/31	No Opt. Call	Baa1	588,115
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	No Opt. Call	A	1,174,620
	5.000%, 7/01/22
5,645	Total Louisiana			6,315,278
	Maine – 0.1% (0.1% of Total Investments)
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	No Opt. Call	Baa1	407,869
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22
	Maryland – 0.2% (0.2% of Total Investments)
1,500	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/14 at 100.00	B3	1,423,965
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
	Massachusetts – 0.9% (0.7% of Total Investments)
1,755	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series	1/17 at 100.00	N/R	1,780,412
	2006, 5.000%, 1/01/27 – ACA Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB+	1,007,270
	Project, Series 2005D, 5.250%, 7/01/30
3,150	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A,	1/15 at 100.00	N/R	3,153,812
	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
5,905	Total Massachusetts			5,941,494
	Michigan – 6.5% (5.1% of Total Investments)
2,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	AA	3,690,800
	Bond Trust 3308, 22.675%, 11/01/27 – AGM Insured (IF) (4)
230	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds,	1/15 at 100.00	AA–	221,768
	Development Area 1 Projects, Series 1998A, 4.750%, 7/01/25 – NPFG Insured
	Detroit, Michigan, General Obligation Bonds, Series 2001A-1:
1,000	5.375%, 4/01/18 – NPFG Insured	10/14 at 100.00	AA–	989,020
2,000	5.000%, 4/01/19 – NPFG Insured	10/14 at 100.00	AA–	1,949,720
300	Detroit, Michigan, General Obligation Bonds, Series 2005A, 5.000%, 4/01/22 – AGM Insured	4/16 at 100.00	AA	294,258
100	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%,	1/15 at 100.00	AA–	100,122
	7/01/34 – NPFG Insured
100	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%,	1/15 at 100.00	AA–	100,122
	7/01/34 – NPFG Insured
	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation
	Bonds, Building Authority Stadium Refunding Series 2012:
1,000	5.000%, 10/01/17	No Opt. Call	BBB–	1,077,550
1,000	5.000%, 10/01/18	No Opt. Call	BBB–	1,090,060
1,105	East Lansing, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham	1/15 at 100.00	N/R	1,105,354
	Hills Retirement Community First Mortgage, Series 2007-B1, 5.250%, 7/01/37
1,270	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical	No Opt. Call	Ba1	1,255,636
	Center, Series 2013A, 5.000%, 7/01/23
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 (WI/DD, Settling 9/04/14) – AGM Insured	No Opt. Call	AA	5,706,700
5,000	5.000%, 7/01/25 (WI/DD, Settling 9/04/14) – AGM Insured	7/24 at 100.00	AA	5,621,700
5,000	5.000%, 7/01/26 (WI/DD, Settling 9/04/14) – AGM Insured	7/24 at 100.00	AA	5,520,900
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/25 (WI/DD, Settling 9/04/14) – NPFG Insured	7/24 at 100.00	AA–	2,191,080
2,000	5.000%, 7/01/26 (WI/DD, Settling 9/04/14) – NPFG Insured	7/24 at 100.00	AA–	2,157,040
425	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding	No Opt. Call	BB–	440,049
	Bonds, Detroit Service Learning Academy Project, Series 2011, 6.000%, 10/01/21
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB	1,009,460
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
825	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond	No Opt. Call	Aa2	1,324,587
	Trust 4286, 22.538%, 12/01/18 (IF) (4)
600	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	612,912
	Public School Academy, Series 2007, 5.000%, 9/01/22
2,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series	12/23 at 100.00	N/R	2,017,360
	2013, 8.500%, 12/01/30 (Alternative Minimum Tax)
1,500	Star International Academy, Wayne County, Michigan, Public School Academy Refunding Bonds,	No Opt. Call	BBB	1,507,440
	Series 2012, 5.000%, 3/01/33
215	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005,	No Opt. Call	BB	217,771
	5.000%, 11/01/15
1,685	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,	12/14 at 100.00	AA–	1,686,500
	Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured
37,355	Total Michigan			41,887,909
	Minnesota – 0.8% (0.6% of Total Investments)
3,500	Cloquet, Minnesota, Pollution Control Revenue Bonds, Potlatch Corporation, Refunding Series	10/14 at 100.00	BB+	3,502,800
	1996, 5.900%, 10/01/26
1,445	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project,	2/15 at 100.00	N/R	1,445,824
	Refunding Series 2004, 5.750%, 2/01/27
4,945	Total Minnesota			4,948,624
	Mississippi – 0.8% (0.6% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue	12/16 at 100.00	BB–	1,852,380
	Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development
	Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.438%, 1/01/20 (IF) (4)	No Opt. Call	AA–	1,412,960
500	22.438%, 1/01/20 (IF) (4)	No Opt. Call	AA–	840,300
985	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, South Central Regional	12/16 at 100.00	BBB	1,027,079
	Medical Center, Refunding & Improvement Series 2006, 5.250%, 12/01/21
4,130	Total Mississippi			5,132,719
	Missouri – 1.7% (1.3% of Total Investments)
3,500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	6/16 at 100.00	N/R	3,574,410
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
600	Pevely, Missouri, Neighborhood Improvement District Bonds, Southern Heights Project, Series	9/14 at 100.00	N/R	601,242
	2004, 5.250%, 3/01/22 – RAAI Insured
3,000	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax	No Opt. Call	BBB	3,041,820
	Revenue Bonds, Series 2012, 4.000%, 12/01/36
865	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding &	5/23 at 100.00	N/R	906,546
	Improvement Series 2014A, 5.000%, 5/01/24
1,275	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/22 – NPFG Insured	12/16 at 100.00	AA–	1,371,581
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005B:
475	5.375%, 11/01/23	11/14 at 100.00	N/R	476,036
905	5.500%, 11/01/27	11/14 at 100.00	N/R	906,448
10,620	Total Missouri			10,878,083
	Nebraska – 0.5% (0.4% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	3,483,720
	5.250%, 12/01/21
	Nevada – 1.5% (1.1% of Total Investments)
1,630	Carson City, Nevada, Hospital Revenue Refunding Bonds, Carson-Tahoe Regional Healthcare	No Opt. Call	BBB+	1,804,214
	Project, Series 2012, 5.000%, 9/01/27
1,810	Henderson, Nevada, Limited Obligation Improvement Bonds, Local Improvement District T-18,	9/14 at 100.00	N/R	1,719,971
	Inspirada Series 2006, 5.150%, 9/01/21
	Henderson, Nevada, Limited Obligation Refunding Bonds, Local Improvement District T-13
	Cornerstone, Series 2013:
620	4.000%, 3/01/17	No Opt. Call	N/R	628,246
735	4.000%, 3/01/18	No Opt. Call	N/R	739,550
700	4.000%, 3/01/19	No Opt. Call	N/R	698,404
800	5.000%, 3/01/20	No Opt. Call	N/R	830,704
835	5.000%, 3/01/21	No Opt. Call	N/R	862,480
875	5.000%, 3/01/22	No Opt. Call	N/R	898,984
1,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,173,550
	7.500%, 6/15/23
9,005	Total Nevada			9,356,103
	New Hampshire – 0.2% (0.2% of Total Investments)
100	Manchester Housing and Redevelopment Authority, New Hampshire, Meals and Rooms Tax	No Opt. Call	Caa1	100,136
	Revenue Bonds, Series 2000A, 6.750%, 1/01/15 – ACA Insured
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds,
	Series 2000B:
265	0.000%, 1/01/17 – ACA Insured	No Opt. Call	Caa1	236,253
500	0.000%, 1/01/18 – ACA Insured	No Opt. Call	Caa1	423,235
320	0.000%, 1/01/19 – ACA Insured	No Opt. Call	N/R	251,811
370	0.000%, 1/01/20 – ACA Insured	No Opt. Call	Caa1	271,961
1,555	Total New Hampshire			1,283,396
	New Jersey – 7.7% (6.1% of Total Investments)
2,420	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System,	2/15 at 100.00	BBB	2,456,542
	Series 2005A, 5.000%, 2/15/25
2,500	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series	No Opt. Call	BBB+	2,752,075
	2012, 4.000%, 6/15/19
3,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A	3,375,240
	Bonds, Refunding Series 2012II, 5.000%, 3/01/26
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Tender Option Bond Trust 1151:
1,440	2.953%, 9/01/25 (IF) (4)	3/25 at 100.00	A2	1,397,592
1,200	4.438%, 9/01/27 (IF) (4)	3/23 at 100.00	A2	1,296,360
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
3,000	5.125%, 9/15/23 (Alternative Minimum Tax)	9/14 at 100.00	B	3,182,610
7,550	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	7,901,226
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	7,750,540
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare	7/18 at 100.00	BBB–	5,451,300
	System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
1,000	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Series	7/17 at 100.00	BBB–	1,056,150
	2007A, 5.250%, 7/01/23
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 21.475%,	7/22 at 100.00	A+	968,750
	1/01/24 (IF) (4)
10,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 25.35	A–	2,319,900
	Second Subordinate Capital Appreciation Series 2007-1C, 0.000%, 6/01/41
10,985	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B+	9,919,453
	Series 2007-1A, 4.625%, 6/01/26
55,595	Total New Jersey			49,827,738
	New Mexico – 0.7% (0.5% of Total Investments)
1,290	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement	12/14 at 100.00	N/R	1,290,142
	Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative
	Minimum Tax)
1,000	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A, 5.500%, 9/01/23	No Opt. Call	N/R	993,420
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences	No Opt. Call	BBB–	2,082,940
	Project, Series 2012, 5.000%, 5/15/32
4,290	Total New Mexico			4,366,502
	New York – 6.4% (5.0% of Total Investments)
	Build NYC Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence,
	Series 2013A:
505	4.000%, 4/01/20	No Opt. Call	BBB–	523,766
570	4.000%, 4/01/23	No Opt. Call	BBB–	577,199
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University,
	Series 2013A:
1,000	5.000%, 5/01/21	No Opt. Call	BB+	1,122,010
840	5.000%, 5/01/23	No Opt. Call	BB+	946,495
1,000	5.000%, 5/01/28	No Opt. Call	BB+	1,091,300
1,000	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group	12/18 at 100.00	Ba1	1,117,170
	Revenue Bonds, Series 2008, 6.500%, 12/01/21
7,850	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	8,623,539
	Airport Special Facility Revenue Bonds, Series 2005, 7.625%, 8/01/25 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn
	College of Aeronautics, Series 2006A:
755	5.000%, 12/01/16	No Opt. Call	BB	784,815
1,500	5.000%, 12/01/21	12/16 at 100.00	BB	1,585,425
195	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB	202,701
	College of Aeronautics, Series 2006B, 5.000%, 12/01/16
190	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	Ba1	197,444
	Stadium Project, Series 2006, 5.000%, 1/01/22 – AMBAC Insured
2,300	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/15 at 100.00	BBB	2,448,626
	LLC Project, Eighth Series 2010, 6.500%, 12/01/28
	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,
	Series 2007A:
2,545	5.250%, 12/01/16	No Opt. Call	BB	2,695,155
1,600	5.000%, 12/01/23	6/17 at 100.00	BB	1,679,616
5,000	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community	11/16 at 100.00	BBB–	5,188,250
	Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
4,060	5.000%, 6/01/26	6/16 at 100.00	BB–	3,945,102
10,000	5.000%, 6/01/34	6/16 at 100.00	B	8,296,900
40,910	Total New York			41,025,513
	Ohio – 6.7% (5.3% of Total Investments)
24,900	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	21,086,811
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,263,620
	Project, Series 2009E, 5.625%, 10/01/19
95	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation,	2/22 at 100.00	B–	95,020
	Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)
3,400	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System	No Opt. Call	N/R	3,530,186
	Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22
6,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	2/15 at 100.00	B–	6,007,560
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Public
	Improvement Project, Series 2003:
2,000	5.250%, 12/01/23	12/14 at 100.00	BB	2,041,520
8,445	5.375%, 12/01/35	12/14 at 101.00	BB	8,501,244
46,840	Total Ohio			43,525,961
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia	No Opt. Call	BBB–	1,056,170
	Memorial Hospital, Series 2012, 5.000%, 8/01/31
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series	No Opt. Call	N/R	731,927
	1997, 5.650%, 12/01/27
1,730	Total Oregon			1,788,097
	Pennsylvania – 6.4% (5.1% of Total Investments)
2,410	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds,	No Opt. Call	N/R	2,464,448
	Subordinated Series 2013, 5.000%, 5/15/26
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	7/15 at 101.00	N/R	1,022,740
	Project, Series 2004, 5.600%, 7/01/23
4,025	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK	No Opt. Call	B–	3,958,869
	Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	No Opt. Call	BBB	1,615,851
	5.000%, 7/01/23
2,385	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	11/14 at 100.00	B+	2,385,477
	Hospital Project, Series 2002, 6.000%, 11/15/35
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar	No Opt. Call	BBB–	1,672,868
	Senior Living, Inc., Series 2012, 5.000%, 7/01/27
4,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/14 at 100.00	B–	4,006,680
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
5,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/14 at 100.00	N/R	5,503,025
	National Gypsum Company, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)
4,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/14 at 100.00	N/R	4,001,760
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
1,020	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human	12/14 at 100.00	N/R	1,020,592
	Services Inc., Series 1998A, 5.250%, 6/01/28
750	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB	826,380
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	No Opt. Call	AA	4,698,600
	Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	7/17 at 100.00	BB+	1,035,740
	Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26
3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	No Opt. Call	BB+	3,229,350
	Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23
3,830	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Ba1	3,934,751
	Series 2012C, 3.000%, 1/01/17
39,965	Total Pennsylvania			41,377,131
	Puerto Rico – 1.2% (0.9% of Total Investments)
3,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	BB	3,365,740
	5.500%, 7/01/27 – AMBAC Insured
5,255	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/15	No Opt. Call	BB	4,315,932
8,755	Total Puerto Rico			7,681,672
	Rhode Island – 1.0% (0.8% of Total Investments)
6,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	A3	6,606,240
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured
	South Carolina – 1.7% (1.4% of Total Investments)
	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours
	Health System Obligated Group, Tender Option Bond Trust 1141:
1,500	21.376%, 11/01/27 (IF) (4)	11/22 at 100.00	A–	2,486,775
1,010	21.355%, 11/01/28 (IF) (4)	11/22 at 100.00	A–	1,650,512
1,255	21.376%, 11/01/29 (IF) (4)	11/22 at 100.00	A–	2,008,628
5,000	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	1/15 at 100.00	BB–	5,003,400
8,765	Total South Carolina			11,149,315
	Tennessee – 1.3% (1.0% of Total Investments)
1,210	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding	10/15 at 100.00	BBB	1,227,763
	Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.000%, 10/01/25
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series	No Opt. Call	A	2,296,940
	2006, 5.000%, 12/15/21 – SYNCORA GTY Insured
5,000	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds,	11/24 at 100.00	N/R	4,955,350
	Provision Center for Proton Therapy Project, Series 2014, 5.250%, 5/01/25
8,210	Total Tennessee			8,480,053
	Texas – 10.7% (8.5% of Total Investments)
	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier
	Series 2006A:
3,780	5.250%, 1/01/24 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	3,922,393
275	5.000%, 1/01/34 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	279,224
7,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	BB	7,208,950
	Series 2006B, 5.750%, 1/01/24
	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment
	Revenue Bonds, Series 2013:
1,695	4.500%, 11/01/18	No Opt. Call	N/R	1,757,766
1,500	6.000%, 11/01/28	11/23 at 100.00	N/R	1,597,515
645	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement	7/17 at 100.00	BBB	663,686
	Residence, Series 2007, 5.000%, 7/01/27
2,095	Board of Managers, Joint Guadalupe County – Seguin City Hospital, Texas, FHA Insured Hospital	8/18 at 100.00	Baa3	2,257,530
	Mortgage Revenue Bonds, Guadalupe Regional Medical Center Project, Series 2007,
	5.500%, 8/15/36
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust 3307,	No Opt. Call	AA+	4,884,900
	23.806%, 12/01/26 – AMBAC Insured (IF) (4)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB+	2,073,220
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
330	5.000%, 6/01/18	No Opt. Call	Baa3	366,689
1,500	5.000%, 6/01/20	No Opt. Call	Baa3	1,694,370
535	5.000%, 6/01/21	No Opt. Call	Baa3	603,817
855	5.000%, 6/01/22	No Opt. Call	Baa3	968,929
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,041,929
4,735	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Junior Lien	11/14 at 100.00	AA–	4,737,557
	Series 2001B, 5.250%, 11/15/40 – NPFG Insured
1,500	Health Facilities Development District of Central Texas, Revenue Bonds, Legacy at Willow Bend	11/16 at 100.00	N/R	1,533,675
	Project, Series 2006A, 5.625%, 11/01/26
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest	No Opt. Call	Baa2	228,404
	Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/21
	(Alternative Minimum Tax)
1,250	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese	11/14 at 100.00	BB–	1,252,013
	Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)
1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public	No Opt. Call	AA–	1,640,415
	Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding
	Series 2007, 4.450%, 6/01/20 – NPFG Insured
2,680	San Antonio Public Facilities Corporation, Texas, Improvement and Refunding Lease Revenue	No Opt. Call	AA+	4,730,441
	Bonds, Convention Center Refinancing and Expansion Project, Tender Option Bond Trust 4281,
	22.449%, 9/15/20 (IF) (4)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds,
	Scott & White Healthcare Project, Tender Option Bond Trust 1149:
100	22.193%, 8/15/22 (IF) (4)	No Opt. Call	Aa3	193,610
155	21.984%, 8/15/24 (IF) (4)	8/23 at 100.00	Aa3	296,856
200	22.193%, 8/15/26 (IF) (4)	8/23 at 100.00	Aa3	364,570
170	21.943%, 8/15/27 (IF) (4)	8/23 at 100.00	Aa3	301,878
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien
	Series 2008D:
895	5.625%, 12/15/17	No Opt. Call	A–	980,804
9,645	6.250%, 12/15/26	No Opt. Call	A–	11,969,636
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
5,000	5.000%, 12/15/20	No Opt. Call	A3	5,764,550
5,000	5.000%, 12/15/22	No Opt. Call	A3	5,902,200
58,155	Total Texas			69,217,527
	Utah – 1.0% (0.8% of Total Investments)
6,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series	12/18 at 100.00	N/R	6,408,720
	2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)
	Vermont – 0.6% (0.4% of Total Investments)
3,600	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste	No Opt. Call	B+	3,583,440
	Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/01/18) (Alternative
	Minimum Tax)
	Virgin Islands – 2.2% (1.8% of Total Investments)
6,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A,	No Opt. Call	BBB+	6,354,480
	4.000%, 10/01/22
2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	2,208,980
	Series 2010A, 5.000%, 10/01/25
5,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	5,751,550
	Series 2009A, 6.750%, 10/01/37
13,000	Total Virgin Islands			14,315,010
	Virginia – 3.2% (2.6% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special
	Assessment Refunding Bonds, Dulles Town Center Project, Series 2012:
1,265	4.000%, 3/01/20	No Opt. Call	N/R	1,272,615
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,052,010
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,481,642
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health
	System, Tender Option Bond Trust 3309:
1,800	22.438%, 5/15/20 (IF) (4)	No Opt. Call	AA+	3,104,730
120	22.438%, 5/15/20 (IF) (4)	No Opt. Call	AA+	206,700
400	17.488%, 5/15/20 (IF) (4)	No Opt. Call	AA+	536,000
2,615	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst	11/14 at 100.00	BB–	2,627,552
	Celanese Project, Series 1996, 6.450%, 5/01/26
2,255	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds,	No Opt. Call	N/R	2,480,974
	Series 2007, 5.800%, 9/01/17
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue	No Opt. Call	N/R	985,800
	Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
90	0.000%, 7/01/24	No Opt. Call	BBB–	59,562
465	0.000%, 7/01/25	No Opt. Call	BBB–	289,049
1,600	0.000%, 7/01/26	No Opt. Call	BBB–	939,296
2,515	0.000%, 7/01/27	No Opt. Call	BBB–	1,388,682
2,220	0.000%, 7/01/28	No Opt. Call	BBB–	1,159,328
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special
	Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	No Opt. Call	N/R	728,082
895	4.500%, 3/01/29	No Opt. Call	N/R	875,408
1,505	5.000%, 3/01/30	No Opt. Call	N/R	1,556,983
21,850	Total Virginia			20,744,413
	Washington – 1.8% (1.4% of Total Investments)
550	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	10/14 at 100.00	N/R	552,184
	Series 2013, 5.750%, 4/01/43
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of	12/16 at 100.00	BBB	2,041,080
	Puget Sound, Series 2006, 5.000%, 12/01/24 – RAAI Insured
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella
	Project, Series 2012A:
4,300	6.000%, 10/01/22	No Opt. Call	N/R	4,687,430
2,135	6.500%, 10/01/32	No Opt. Call	N/R	2,261,328
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights
	Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,125,120
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,121,650
10,985	Total Washington			11,788,792
	Wisconsin – 2.6% (2.0% of Total Investments)
1,740	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort	No Opt. Call	N/R	1,953,933
	James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A:
5,210	5.500%, 2/01/21	No Opt. Call	AA–	5,871,566
350	6.500%, 2/01/31	2/19 at 102.00	AA–	393,057
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical
	Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,200	5.250%, 12/01/22	No Opt. Call	N/R	1,203,888
1,610	6.000%, 12/01/32	No Opt. Call	N/R	1,611,900
840	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences,	No Opt. Call	BB+	923,311
	Series 2012, 5.000%, 4/01/22
3,220	Public Finance Authority, Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS	No Opt. Call	BBB–	3,586,050
	Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond
	Trust 4287:
50	21.032%, 4/01/20 (IF) (4)	No Opt. Call	Aa3	91,330
100	21.877%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	190,885
185	21.478%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	347,841
100	21.877%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	185,635
251	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc.,	4/20 at 100.00	A–	265,875
	Series 2010B, 5.000%, 4/01/30
14,856	Total Wisconsin			16,625,271
$ 776,071	Total Long-Term Investments (cost $814,026,862)			812,500,658

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2% (0.2% of Total Investments)

	MUNICIPAL BONDS – 0.2% (0.2% of Total Investments)

	California – 0.2% (0.2% of Total Investments)
$ 1,160	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 1,184,012
	Health System, Series 2014A, 6.000%, 7/10/15 (6)
110	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	112,277
	Health System, Series 2014B, 6.000%, 7/10/15 (6)
170	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	173,519
	Health System, Series 2014C, 6.000%, 7/10/15 (6)
$ 1,440	Total Short-Term Investments (cost $1,440,000)			1,469,808
	Total Investments (cost $815,466,862) – 126.0%			813,970,466
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (27.1)% (7)			(175,000,000)
	Other Assets Less Liabilities – 1.1% (8)			6,890,935
	Net Assets Applicable to Common Shares – 100%			$ 645,861,401

Investments in Derivatives as of August 31, 2014
Interest Rate Swaps outstanding:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation) (8)
JPMorgan	$ 72,000,000	Receive	Weekly USD-SIFMA	2.580%	Quarterly	6/12/15	6/12/25	$(2,264,252)
JPMorgan	33,100,000	Receive	Weekly USD-SIFMA	2.738	Quarterly	8/24/15	8/24/29	(708,300)
	$105,100,000							$(2,972,552)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:Income Tax Information

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$812,500,658	$ —	$812,500,658
Short-Term Investments:
Municipal Bonds	—	—	1,469,808	1,469,808
Investments in Derivatives:
Interest Rate Swaps*	—	(2,972,552)	—	(2,972,552)
Total	$ —	$809,528,106	$1,469,808	$810,997,914
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2014, the cost of investments (excluding investments in derivatives) was $815,109,811.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of August 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 15,046,438
Depreciation	(16,185,783)
Net unrealized appreciation (depreciation) of investments	$ (1,139,345)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Nuveen funds’ Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 21.5%.
(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD-SIFMA	United States Dollar-Securities Industry and Financial Markets Association.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Intermediate Duration Municipal Term Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2014